Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 9,085	$ 5,697	$ 5,664
Cash equivalents	8	8	7
Short-term deposits	53,000	0	5,000
Cash, cash equivalents and deposits	$ 62,093	$ 5,705	$ 10,671